New Accounting Pronouncements	3 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements	2. New Accounting Pronouncements There have been no new applicable accounting pronouncements issued during the three months ended December 31, 2014.